Securities - Amortized cost and estimated fair value by contractual maturity of debt securities (Details 1) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Available-for-Sale Amortized Cost
Due in one year or less		$ 0
Due after one year through five years		8,607
Due after five years through ten years		1,005
Due after ten years		1,000
Amortized Cost		18,521	$ 17,875
Available-for-Sale Fair Value
Due in one year or less		0
Due after one year through five years		8,489
Due after five years through ten years		1,001
Due after ten years		980
Fair Value	[1]	18,313	17,747
Held-to-Maturity Amortized Cost
Due in one year or less		839
Due after one year through five years		3,302
Due after five years through ten years		1,797
Due after ten years		0
Amortized cost		6,575	7,420
Held-to-Maturity Fair Value
Due in one year or less		837
Due after one year through five years		3,294
Due after five years through ten years		1,811
Due after ten years		0
Fair Value	[1]	6,588	7,384
Mortgage-backed securities - residential
Available-for-Sale Amortized Cost
Amortized Cost		7,909	9,769
Available-for-Sale Fair Value
Fair Value		7,843	9,748
Held-to-Maturity Amortized Cost
Amortized cost		637	745
Held-to-Maturity Fair Value
Fair Value		$ 646	$ 758

[1]	Restated